                        ANNUAL REPORT SEPTEMBER 30, 1997

                                  OPPENHEIMER

                                    MULTIPLE
                                STRATEGIES FUND

                            [OPPENHEIMERFUNDS LOGO]
                            THE RIGHT WAY TO INVEST

CONTENTS

 3   President's Letter
 4   Fund Performance
 6   An Interview with the Fund's Managers
11   Statement of Investments
28   Statement of Assets & Liabilities
30   Statement of Operations
31   Statements of Changes in Net Assets
32   Financial Highlights
34   Notes to Financial Statements
43   Independent Auditors' Report
44   Federal Income Tax Information
45   Officers & Trustees
48   Information & Services

REPORT HIGHLIGHTS
-------------------------------------------------------------------------------

- THE JUNE 1997 MERGER of Oppenheimer Fund and Oppenheimer Strategic Income & Growth Fund into Oppenheimer Multiple Strategies Fund has allowed us to build an even more expanded portfolio. In doing so, we are working towards an asset mix of 55% equities and 45% fixed-income investments and cash.

- OUR STOCK PORTFOLIO is broken into five segments: growth, value, contrarian, international and high-dividend yield.

- HISTORICALLY EACH BOND MARKET WILL REACT DIFFERENTLY to the same influences. Within fixed-income the Fund's assets are invested among three markets--U.S. Treasury securities, high-yield corporate bonds and foreign bonds.

- "A PORTFOLIO FOR ALL SEASONS" With such broad diversification, we are able to participate in many markets, while providing protection against unexpected market declines.


AVG ANNUAL TOTAL RETURNS
For the 1-year period ended
9/30/97 without sales charges(1)

CLASS A
25.46%

CLASS B
24.34%

CLASS C
24.42%

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

1. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.





                    2   Oppenheimer Multiple Strategies Fund

[PHOTO]

BRIDGET A. MACASKILL
President
Oppenheimer Multiple
Strategies Fund

Dear SHAREHOLDER,
-------------------------------------------------------------------------------

As you are no doubt aware, during the end of October and early November many stock markets around the world recorded their all-time largest point declines, followed by subsequent gains and continued volatility, leaving investors uncertain about what would occur next.

         To put those events in focus, let's look at a "snapshot" of the two-week time period. Sharp declines in the overseas stock markets, particularly in Asia, triggered a series of sell-offs throughout Europe, Latin America and the United States. In response, the U.S. stock market, as measured by the Dow Jones Industrial Average, dropped 554 points on October 27, its largest point decline in history. However, almost as quickly, the U.S. stock market bounced back over the succeeding few days, regaining nearly all of its losses.

         While no one could have predicted the timing or extent of these fluctuations, many analysts, including our fund managers here at OppenheimerFunds, had warned of a correction for several months. We believed that U.S. valuations were too high, stocks were expensive relative to bonds, recent corporate earnings were somewhat disappointing and that Federal Reserve Chairman Alan Greenspan could possibly seek a short-term interest rate hike.

         As a result, when October 27 arrived, our equity funds held above-average cash positions relative to many of our competitors. Not only did our higher cash levels serve as a protection, they also enabled us to buy the stocks of numerous excellent companies that were selling at more reasonable prices. In addition, our international and global funds were not as impacted because they weren't heavily invested in Southeast Asia and Japan. Finally, on the fixed-income side, our bond funds were generally characterized by longer-than-normal durations, which allowed us to lock in higher yields.

         In conclusion, many of our funds experienced relatively strong performance during the October-November market shake-ups. We'd like to take this opportunity to remind shareholders that stock market volatility is a normal and expected part of the business cycle. As Alan Greenspan suggested, in years to come this period will likely be remembered as a positive change for a market that was growing too quickly.

         For frequent market updates, please visit our website at WWW.OPPENHEIMERFUNDS.COM or call 1-800-835-3104 to listen to our recorded messages. In the meantime, thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.

Sincerely,

/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill
November 7, 1997





                    3   Oppenheimer Multiple Strategies Fund

AVG ANNUAL TOTAL RETURNS
For the Period Ended 9/30/97(1)

CLASS A

1 year     5 year      10 year
18.25%     13.85%      10.40%

CLASS B
                       Since
1 year     5 year      Inception
19.34%     N/A         17.63%

CLASS C
                       Since
1 year     5 year      Inception
23.42%     N/A         14.28%

CUMULATIVE TOTAL RETURN
For the Period Ended 9/30/97(1)

CLASS A
5 year
91.31%     $19,131(4)



PERFORMANCE update
-------------------------------------------------------------------------------

Oppenheimer Multiple Strategies Fund's Class A shares performed very well for the one-year period ended September 30, 1997, providing an average annual total return of 25.46%, without sales charges.(2) This return is higher than the 24.03% average return earned by the 333 funds in Lipper's balanced fund category for the same period.(3)

                               GROWTH OF $10,000
                                Over five years
                           (without sales charges)(4)

           Lipper Balanced               Oppenheimer Multiple Strategies
                Index                            Fund Class A
9/30/92        $10,000                              $10,000
                10,376                               10,350.8
                10,864.7                             10,840.8
                11,087.4                             11,146
                11,493.2                             11,608.3
                11,617.4                             12,037.5
                11,263                               11,655.1
                11,177.4                             11,543.9
                11,504.9                             12,068.3
                11,379.5                             11,846.6
                12,066.9                             12,639
                12,911.5                             13,456
                13,604.9                             14,229.3
                14,213                               14,546.1
                14,531.4                             15,135.8
                14,826.4                             15,574.7
                15,214.8                             16,178.3
                16,062.3                             17,052.2
                16,133                               17,171.3
                17,860.8                             18,725.9
9/30/97         19,007.5                             20,297.9

1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 4/24/87. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception on 8/29/95). Class C returns for the 1-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 12/1/93. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge and 0.25% distribution fee. Class A shares are subject to an annual asset-based sales charge not to exceed 0.25%.

2. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.

3. Source: Lipper Analytical Services, Inc., 9/30/97. Lipper performance is based on total return and does not take sales charges into account.



                    4   Oppenheimer Multiple Strategies Fund

SECTOR ALLOCATION (5)


Technology                     25.8%
Consumer Cyclical              17.5
Financial                      14.3
Consumer Non-Cyclical          14.3
Industrial                     10.1
Energy                          9.3
Basic Materials                 5.2
Utility                         3.2
Other                           0.3

PORTFOLIO REVIEW
-------------------------------------------------------------------------------

Oppenheimer Multiple Strategies Fund is for investors who are looking for high total return from a flexible portfolio.

WHAT WE LOOK FOR

- Value companies with ABOVE-AVERAGE FUNDAMENTALS at below average prices.

- Contrarian companies in "out-of-favor" industries that are believed to be ON THE REBOUND.

- Growth companies with the POTENTIAL FOR STRONG FUTURE GROWTH.

- Companies with ABOVE-AVERAGE DIVIDEND YIELDS.

- HIGH CURRENT INCOME generated by strategically investing in U.S. government bonds, foreign fixed-income securities and corporate bonds.

- International DIVERSIFICATION.

TOP 10 STOCK HOLDINGS(5)
 ...............................................
Intel Corp.                                5.2%
 ...............................................
Chase Manhattan Corp.                      3.3
 ...............................................
NationsBank Corp.                          2.5
 ...............................................
Xerox Corp.                                2.1
 ...............................................
Computer Associates
International, Inc.                        1.7
 ...............................................
IBM Corp.                                  1.7
 ...............................................
Philip Morris Cos.                         1.5
 ...............................................
Burlington Northern
Santa Fe Corp.                             1.4
 ...............................................
Input/Output, Inc.                         1.4
 ...............................................
Unocal Corp.                               1.4
 ...............................................

4. Results of a hypothetical $10,000 investment in Class A shares on September 30, 1992. The Lipper Balanced Index includes funds whose primary objective is to conserve principal by maintaining a balanced portfolio of stocks and bonds without considering sales charges, and cannot be purchased directly by investors. Stocks and bonds are subject to different risks, described in the prospectus.

5. Portfolio is subject to change. Percentages are as of September 30, 1997 and are based on total market value of stock holdings.





                    5   Oppenheimer Multiple Strategies Fund

"IN JUNE 1997, TWO OTHER FUNDS MERGED INTO OPPENHEIMER MULTIPLE STRATEGIES
FUND."


AN INTERVIEW WITH YOUR FUND'S MANAGERS
-------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED DURING THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

Oppenheimer Multiple Strategies Fund's Class A shares provided an average annual total return of 25.46%, without sales charges, for the one-year period ended September 30, 1997.(1) We also performed well relative to our peers, beating the average total return of 24.03% earned by the 333 funds in the balanced fund category as measured by Lipper Analytical Services.(2) These returns reflect the effects of the Fund's merger with Oppenheimer Fund and Oppenheimer Strategic Income & Growth Fund, which occurred in June.

WHAT IS YOUR CURRENT ALLOCATION AMONG STOCKS, BONDS AND CASH, AND HOW HAS IT CHANGED?

As of September 30, 1997, the Fund's assets were allocated 60% to stocks, 32% to bonds and 8% to cash and equivalents. Going forward, we are striving to maintain a mix of approximately 55% equities and 45% fixed-income securities and cash. We believe that this allocation will help us produce attractive returns with low risks over a full market cycle. We also believe that this allocation will produce a portfolio that can perform well in many different market environments.

1. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.

2. Source: Lipper Analytical Services Inc., 9/30/97. Lipper performance is based on total return and does not take sales charges into account.





                    6   Oppenheimer Multiple Strategies Fund

[PHOTO]

PORTFOLIO MANAGEMENT TEAM (L TO R)
Mike Levine
Richard Rubinstein
(Fund Manager)
David Negri

HOW HAVE YOU MANAGED THE FIXED-INCOME PORTION OF THE FUND DURING THE PERIOD?

Our approach to fixed-income investing is to diversify among U.S. Treasury securities, high-yield corporate bonds and foreign bonds. This approach enabled us to capture extra yield while reducing risks. That's because the three bond markets react differently to the changing environments. For example, within the U.S. Treasury market, the greatest risk is maturity; within foreign markets, the major risk is currency; and for high-yield corporate bonds, the greatest risk is credit. By participating in all three markets, we've been able to earn incrementally higher yields because we've always enjoyed some exposure to the better-performing areas.

         This year, we began to reduce our exposure to the riskier markets. Early in the year, we reduced our positions in high-yield bonds, primarily because we were concerned about high valuations in the stock market. More recently, we cut back some of our foreign bond holdings. That's because yield spreads have narrowed, and foreign bonds are not as attractive relative to U.S. Treasuries as they were when we initially bought them.





                    7   Oppenheimer Multiple Strategies Fund

"THE RECENT STELLAR PERFORMANCE OF LARGER STOCKS HAS CREATED A DISPARITY IN VALUATIONS..."

AN INTERVIEW WITH YOUR FUND'S MANAGERS
-------------------------------------------------------------------------------

IN WHAT AREAS OF THE STOCK MARKET DID YOU PARTICIPATE?

We break our overall stock participation into five segments: growth, value, contrarian, international and high dividend yield. By participating in all of these segments, we are able to achieve broad diversification. Typically, about 25% of the assets in our stock portfolio are allocated to growth, about 35% to value, 10% to contrarian, 25% to international, and about 5% is high dividend yield.

         Within each of these areas, we take a "bottom-up" approach to selecting stocks, preferring to evaluate individual companies rather than entire economies or industries. Since the start of 1997, this approach has led us to a number of medium-capitalization companies. While large-cap stocks have represented the best-performing stocks in the marketplace so far this year, a strong U.S. dollar may make large companies' foreign earnings less attractive in the months ahead. This change may help domestic-oriented companies close the earnings-growth differential.





                    8   Oppenheimer Multiple Strategies Fund

 "... AND WE THINK THAT DIFFERENCE WILL SOON RETURN TO MORE NORMAL LEVELS."


WHAT IS YOUR OUTLOOK FOR THE FUTURE?

We are cautiously optimistic. We've seen no evidence that inflation is rearing its ugly head, and there is no indication that the Federal Reserve believes that it should raise interest rates. Looking ahead to 1998, we expect to continue to see modest increases in corporate earnings. The flow of assets into the financial markets remains strong, especially from retirement plans. As a result, demand for stocks has risen, while the supply has remained stable. The same supply-and-demand factors are also developing in the bond market. As tax revenues have increased and the U.S. moves closer to balancing its budget, the U.S. Treasury has issued fewer bonds. These positive supply-and-demand characteristics should tend to keep interest rates low.

         Nonetheless, we will continue to manage the Fund as a "portfolio for all seasons." Our multiple-strategies approach should enable us to participate in rising markets, while broad diversification provides protection against unexpected market declines. We are prepared to help our shareholders prosper, no matter what the markets have in store.





                    9   Oppenheimer Multiple Strategies Fund

FINANCIALS
-------------------------------------------------------------------------------




                   10   Oppenheimer Multiple Strategies Fund

STATEMENT OF INVESTMENTS  September 30, 1997

                                                                                                      MARKET VALUE
                                                                                SHARES                SEE NOTE 1
==================================================================================================================
COMMON STOCKS--60.0%
------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS--3.2%
------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.6%
Bayer AG, Sponsored ADR                                                           144,000              $ 5,735,736
------------------------------------------------------------------------------------------------------------------
Ecolab, Inc.(1)                                                                    35,400                1,719,112
------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                   82,300                2,901,075
------------------------------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc.                                                 40,000                3,140,000
                                                                                                      ------------
                                                                                                        13,495,923

------------------------------------------------------------------------------------------------------------------
METALS--0.7%
Alumax, Inc.(2)                                                                    52,118                2,130,323
------------------------------------------------------------------------------------------------------------------
Brush Wellman, Inc.                                                               130,000                3,339,375
------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp.(2)                                                            1,999                   28,361
                                                                                                      ------------
                                                                                                         5,498,059

------------------------------------------------------------------------------------------------------------------
PAPER--0.9%
Aracruz Celulose SA, Sponsored ADR                                                121,000                2,488,062
------------------------------------------------------------------------------------------------------------------
MacMillan Bloedel Ltd.                                                            185,469                2,716,137
------------------------------------------------------------------------------------------------------------------
MacMillan Bloedel Ltd.                                                              4,900                   72,275
------------------------------------------------------------------------------------------------------------------
Union Camp Corp.                                                                   30,000                1,850,625
                                                                                                      ------------
                                                                                                         7,127,099

------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--10.5%
------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--0.6%
Champion Enterprises, Inc.(2)                                                      70,000                1,338,750
------------------------------------------------------------------------------------------------------------------
Dana Corp.                                                                         38,000                1,876,250
------------------------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA                                            407,562                1,813,988
                                                                                                      ------------
                                                                                                         5,028,988

------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--5.7%
Alaska Air Group, Inc.(1)                                                         126,000                4,142,250
------------------------------------------------------------------------------------------------------------------
AMR Corp.(2)                                                                       43,000                4,759,562
------------------------------------------------------------------------------------------------------------------
Boston Chicken, Inc.(2)                                                           160,000                2,360,000
------------------------------------------------------------------------------------------------------------------
Brunswick Corp.                                                                    33,000                1,163,250
------------------------------------------------------------------------------------------------------------------
Carnival Corp., Cl. A(1)                                                           46,700                2,159,875
------------------------------------------------------------------------------------------------------------------
Cracker Barrel Old Country Store, Inc.                                            120,000                3,885,000
------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.(1)                                                                6,000                  483,750
------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., Cl. A                                                   83,000                2,142,437
------------------------------------------------------------------------------------------------------------------
International Game Technology(1)                                                  202,000                4,595,500
------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                            1                       50
------------------------------------------------------------------------------------------------------------------
Mirage Resorts, Inc.(2)                                                            55,000                1,656,875
------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                  67,000                6,271,016
------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.(1)(2)                                                     81,000                2,237,625





                   11   Oppenheimer Multiple Strategies Fund

                                                                                                      MARKET VALUE
                                                                                SHARES                SEE NOTE 1
------------------------------------------------------------------------------------------------------------------

LEISURE & ENTERTAINMENT  (CONTINUED)
Shangri-La Asia Ltd.                                                            1,400,000             $  1,438,260
------------------------------------------------------------------------------------------------------------------
Shimano, Inc.                                                                     165,000                3,826,720
------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                  66,100                3,581,794
------------------------------------------------------------------------------------------------------------------
West Marine, Inc.(1)(2)                                                           100,000                2,287,500
                                                                                                      ------------
                                                                                                        46,991,464

------------------------------------------------------------------------------------------------------------------
MEDIA--1.3%
Comcast Corp., Cl. A Special(1)                                                   130,000                3,347,500
------------------------------------------------------------------------------------------------------------------
Dow Jones & Co., Inc.(1)                                                           42,600                1,991,550
------------------------------------------------------------------------------------------------------------------
South China Morning Post Holdings Ltd.                                          2,800,000                2,550,877
------------------------------------------------------------------------------------------------------------------
U S West Media Group(2)                                                           120,000                2,677,500
                                                                                                      ------------
                                                                                                        10,567,427

------------------------------------------------------------------------------------------------------------------
RETAIL: GENERAL--1.1%
Cone Mills Corp.(2)                                                               422,000                3,507,875
------------------------------------------------------------------------------------------------------------------
Dayton Hudson Corp.                                                                21,000                1,258,687
------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(2)                                               40,000                1,725,000
------------------------------------------------------------------------------------------------------------------
Neiman-Marcus Group, Inc.                                                          84,500                2,704,000
                                                                                                      ------------
                                                                                                         9,195,562

------------------------------------------------------------------------------------------------------------------
RETAIL: SPECIALTY--1.8%
AutoZone, Inc.(2)                                                                 100,000                3,000,000
------------------------------------------------------------------------------------------------------------------
Costco Cos., Inc.(1)(2)                                                            58,100                2,186,012
------------------------------------------------------------------------------------------------------------------
General Nutrition Cos., Inc.(1)(2)                                                110,000                3,203,750
------------------------------------------------------------------------------------------------------------------
Gymboree Corp.(1)(2)                                                              105,000                2,730,000
------------------------------------------------------------------------------------------------------------------
Toys 'R' Us, Inc.(2)                                                              115,000                4,082,500
                                                                                                      ------------
                                                                                                        15,202,262

------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--8.5%
------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.4%
Guinness plc                                                                      390,000                3,682,389
------------------------------------------------------------------------------------------------------------------
FOOD--1.4%
Chiquita Brands International, Inc.                                               181,000                2,918,625
------------------------------------------------------------------------------------------------------------------
Groupe Danone                                                                      18,748                2,954,947
------------------------------------------------------------------------------------------------------------------
Nestle SA, Sponsored ADR                                                           48,000                3,348,130
------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.(1)                                                                  54,000                2,781,000
                                                                                                      ------------
                                                                                                        12,002,702

------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--3.9%
Abbott Laboratories(1)                                                             50,000                3,196,875
------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                       55,000                4,015,000
------------------------------------------------------------------------------------------------------------------
Amgen, Inc.(2)                                                                     60,000                2,876,250
------------------------------------------------------------------------------------------------------------------
Astra AB Free, Series A                                                           180,000                3,323,461





                   12   Oppenheimer Multiple Strategies Fund

                                                                                                      MARKET VALUE
                                                                                SHARES                SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS(CONTINUED)
Bristol-Myers Squibb Co.(1)                                                        18,500              $ 1,530,875
------------------------------------------------------------------------------------------------------------------
Genzyme Corp.(2)                                                                    3,225                   31,444
------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division)(1)(2)                                            107,500                3,198,125
------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                  46,800                2,696,850
------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                          160,000                3,590,000
------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                         3,323                5,102,553
------------------------------------------------------------------------------------------------------------------
SmithKline Beecham plc, ADR                                                        62,000                3,030,250
                                                                                                      ------------
                                                                                                        32,591,683

------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--1.3%
HemaSure, Inc.(2)                                                                 132,500                  513,437
------------------------------------------------------------------------------------------------------------------
Integrated Health Services, Inc.                                                   55,000                1,839,062
------------------------------------------------------------------------------------------------------------------
MedPartners, Inc.(2)                                                              108,000                2,315,250
------------------------------------------------------------------------------------------------------------------
United States Surgical Corp.                                                       69,000                2,013,937
------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)(2)                                              71,400                4,136,737
                                                                                                      ------------
                                                                                                        10,818,423

------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS--0.3%
Wella AG                                                                            3,100                2,204,523
------------------------------------------------------------------------------------------------------------------
Wella AG, Preference                                                                  350                  266,931
                                                                                                      ------------
                                                                                                         2,471,454

------------------------------------------------------------------------------------------------------------------
TOBACCO--1.2%
Imperial Tobacco Group plc                                                        350,000                2,097,599
------------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.(1)                                                       180,000                7,481,250
                                                                                                      ------------
                                                                                                         9,578,849

------------------------------------------------------------------------------------------------------------------
ENERGY--5.6%
------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS--1.6%
Global Marine, Inc.(1)                                                             78,000                2,593,500
------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co.                                                   25,200                1,973,475
------------------------------------------------------------------------------------------------------------------
Transocean Offshore, Inc.                                                          68,000                3,259,750
------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.(1)(2)                                                    44,500                2,372,406
------------------------------------------------------------------------------------------------------------------
Western Atlas, Inc.(1)                                                             36,000                3,168,000
                                                                                                      ------------
                                                                                                        13,367,131

------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--4.0%
Atlantic Richfield Co.                                                             57,000                4,869,937
------------------------------------------------------------------------------------------------------------------
Elan Energy, Inc.(2)                                                              385,000                2,839,987
------------------------------------------------------------------------------------------------------------------
Enron Corp.                                                                        55,000                2,117,500
------------------------------------------------------------------------------------------------------------------
Enterprise Oil plc                                                                130,000                1,417,515
------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                   22,000                1,513,875
------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                         75,000                1,945,312





                   13   Oppenheimer Multiple Strategies Fund

                                                                                                      MARKET VALUE
                                                                                SHARES                SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED  (CONTINUED)
Royal Dutch Petroleum Co., NY Shares                                               41,600              $ 2,308,800
------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.(2)                                                           60,000                2,065,445
------------------------------------------------------------------------------------------------------------------
Total SA, Sponsored ADR(1)                                                         63,480                3,638,197
------------------------------------------------------------------------------------------------------------------
Unocal Corp.(1)                                                                   150,000                6,487,500
------------------------------------------------------------------------------------------------------------------
YPF SA, Cl. D, ADR                                                                 99,000                3,650,625
                                                                                                      ------------
                                                                                                        32,854,693

------------------------------------------------------------------------------------------------------------------
FINANCIAL--8.7%
------------------------------------------------------------------------------------------------------------------
BANKS--4.5%
Akbank T.A.S.                                                                   8,080,304                  625,985
------------------------------------------------------------------------------------------------------------------
Banco Frances del Rio de la Plata SA                                              157,711                1,703,596
------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp. (New)(1)                                                    140,000               16,520,000
------------------------------------------------------------------------------------------------------------------
NationsBank Corp.                                                                 200,000               12,375,000
------------------------------------------------------------------------------------------------------------------
Societe Generale                                                                   30,100                4,358,558
------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                   5,700                1,567,500
                                                                                                      ------------
                                                                                                        37,150,639

------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--2.0%
American Express Co.(1)                                                            50,100                4,101,938
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                                   80,000                2,820,000
------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.(1)                                                       70,000                5,193,125
------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.                                        77,900                4,211,469
                                                                                                      ------------
                                                                                                        16,326,532

------------------------------------------------------------------------------------------------------------------
INSURANCE--2.2%
ACE Ltd.(1)                                                                        51,500                4,841,000
------------------------------------------------------------------------------------------------------------------
American International Group, Inc.(1)                                               3,000                  309,563
------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                         7,000                1,303,750
------------------------------------------------------------------------------------------------------------------
Conseco, Inc.                                                                      25,000                1,220,313
------------------------------------------------------------------------------------------------------------------
Equitable Cos., Inc.(1)                                                            77,000                3,161,813
------------------------------------------------------------------------------------------------------------------
Skandia Forsakrings AB                                                             67,000                2,995,467
------------------------------------------------------------------------------------------------------------------
UNUM Corp.(1)                                                                      90,000                4,106,250
                                                                                                      ------------
                                                                                                        17,938,156

------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--6.0%
------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
General Electric Co.(1)                                                            59,000                4,015,688
------------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A(1)                                                80,000                2,060,000
------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                       44,000                2,769,250
------------------------------------------------------------------------------------------------------------------
Westinghouse Electric Corp.                                                       116,500                3,152,781
                                                                                                      ------------
                                                                                                        11,997,719





                   14   Oppenheimer Multiple Strategies Fund

                                                                                                      MARKET VALUE
                                                                                SHARES                SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS--1.1%
Equitable Bag, Inc.(2)(3)                                                           1,861              $     9,305
------------------------------------------------------------------------------------------------------------------
Owens Corning(1)                                                                  131,000                4,781,500
------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc.(2)                                                           139,000                4,361,125
                                                                                                      ------------
                                                                                                         9,151,930

------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--0.2%
Calgon Carbon Corp.                                                               138,500                1,809,156
------------------------------------------------------------------------------------------------------------------
MANUFACTURING--1.6%
AGCO Corp.                                                                        115,200                3,650,400
------------------------------------------------------------------------------------------------------------------
Komatsu Ltd.                                                                      260,000                1,453,657
------------------------------------------------------------------------------------------------------------------
Tenneco, Inc.                                                                     121,000                5,792,875
------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake Co.                                                        100,000                2,312,500
                                                                                                      ------------
                                                                                                        13,209,432

------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--1.7%
Airborne Freight Corp.(1)                                                          18,000                1,090,125
------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.(1)                                              73,900                7,140,588
------------------------------------------------------------------------------------------------------------------
Stolt-Nielsen SA                                                                  155,100                4,129,538
------------------------------------------------------------------------------------------------------------------
Stolt-Nielsen SA, Sponsored ADR                                                    67,050                1,944,450
                                                                                                      ------------
                                                                                                        14,304,701

------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--15.6%
------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.4%
Lockheed Martin Corp.                                                              32,000                3,412,000
------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--3.7%
Cabletron Systems, Inc.(1)(2)                                                      95,000                3,040,000
------------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                        81,000                2,368,342
------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                71,000                4,938,938
------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                              80,000                8,475,000
------------------------------------------------------------------------------------------------------------------
Moore Corp. Ltd.                                                                   70,000                1,330,000
------------------------------------------------------------------------------------------------------------------
Xerox Corp.(1)                                                                    123,000               10,355,063
                                                                                                      ------------
                                                                                                        30,507,343

------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--4.0%
America Online, Inc.(1)(2)                                                         60,000                4,526,250
------------------------------------------------------------------------------------------------------------------
Business Objects SA, Sponsored ADR(2)                                              83,500                  845,438
------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.(1)                                        120,450                8,649,816
------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(1)(2)                                                        87,000                3,360,375
------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                   38,400                1,442,400
------------------------------------------------------------------------------------------------------------------
Inference Corp., Cl. A(2)                                                         160,000                  960,000
------------------------------------------------------------------------------------------------------------------
Novell, Inc.(2)                                                                   394,000                3,533,688
------------------------------------------------------------------------------------------------------------------
Rational Software Corp.(1)(2)                                                     130,500                2,088,000





                   15   Oppenheimer Multiple Strategies Fund

                                                                                                      MARKET VALUE
                                                                                SHARES                SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE  (CONTINUED)
Sabre Group Holdings, Inc.(2)                                                      71,000             $  2,542,688
------------------------------------------------------------------------------------------------------------------
Symantec Corp.(1)(2)                                                              142,842                3,249,656
------------------------------------------------------------------------------------------------------------------
Transition Systems, Inc.(2)                                                        97,300                1,994,650
                                                                                                      ------------
                                                                                                        33,192,961

------------------------------------------------------------------------------------------------------------------
ELECTRONICS--5.6%
CAE, Inc.                                                                         164,800                1,382,517
------------------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H                                                        40,000                2,645,000
------------------------------------------------------------------------------------------------------------------
Input/Output, Inc.(1)(2)                                                          233,000                6,902,625
------------------------------------------------------------------------------------------------------------------
Intel Corp.(1)                                                                    280,000               25,847,500
------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                      14,800                2,071,730
------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.(1)(2)                                                              84,000                2,698,500
------------------------------------------------------------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR(1)                                            21,000                1,970,063
------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)(2)                                                        6,300                  793,800
------------------------------------------------------------------------------------------------------------------
SGS-Thomson Microelectronics NV(1)                                                 27,000                2,534,625
                                                                                                      ------------
                                                                                                        46,846,360

------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY--1.9%
Airtouch Communications, Inc.(1)(2)                                               127,300                4,511,194
------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)(2)                                                          66,870                4,885,689
------------------------------------------------------------------------------------------------------------------
ECI Telecommunications Ltd.(1)                                                    114,400                3,703,700
------------------------------------------------------------------------------------------------------------------
Newbridge Networks Corp.(1)(2)                                                     49,000                2,933,875
                                                                                                      ------------
                                                                                                        16,034,458

------------------------------------------------------------------------------------------------------------------
UTILITIES--1.9%
------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
Allegheny Power System, Inc.                                                       27,000                  816,750
------------------------------------------------------------------------------------------------------------------
Houston Industries, Inc.                                                           90,000                1,957,500
------------------------------------------------------------------------------------------------------------------
PacifiCorp                                                                        106,400                2,380,700
------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                              82,000                2,111,500
------------------------------------------------------------------------------------------------------------------
Southern Co.                                                                      100,000                2,256,250
------------------------------------------------------------------------------------------------------------------
Union Electric Co.                                                                 26,500                1,018,594
                                                                                                      ------------
                                                                                                        10,541,294

------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES--0.6%
SBC Communications, Inc.                                                           29,000                1,779,875
------------------------------------------------------------------------------------------------------------------
Telecomunicacoes Brasileiras SA                                                 4,990,000                  571,610
------------------------------------------------------------------------------------------------------------------
U S West Communications Group                                                      74,000                2,849,000
                                                                                                      ------------
                                                                                                         5,200,485
                                                                                                      ------------
Total Common Stocks (Cost $296,556,534)                                                                498,097,274





                   16   Oppenheimer Multiple Strategies Fund

                                                                                                      MARKET VALUE
                                                                              SHARES                  SEE NOTE 1
==================================================================================================================
PREFERRED STOCKS--0.1%
------------------------------------------------------------------------------------------------------------------
California Federal Bank, 11.50% Non-Cum., Non-Vtg.                                  2,000              $   228,125
------------------------------------------------------------------------------------------------------------------
Prime Retail, Inc., $19.00 Cv., Series B                                           12,000                  291,000
------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.,
14.25% Cum. Sr. Exchangeable Preferred Stock, Non-Vtg.(4)                             400                  419,000
                                                                                                      ------------
Total Preferred Stocks (Cost $929,000)                                                                     938,125

                                                                              UNITS
==================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------
American Telecasting, Inc. Wts., Exp. 6/99(3)                                       2,000                       20
------------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp. 11/03(3)                                           300                   16,500
------------------------------------------------------------------------------------------------------------------
Hyperion Telecommunications, Inc. Wts., Exp. 4/01(3)                                  550                   22,275
------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/02                                                 300                       --
------------------------------------------------------------------------------------------------------------------
Venezuela Government Wts., Exp. 4/20                                                2,500                       --
Total Rights, Warrants and Certificates (Cost $0)                                                           38,795

                                                                              FACE
                                                                              AMOUNT(5)
==================================================================================================================
MORTGAGE-BACKED OBLIGATIONS--4.3%
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                    $ 1,000,000                1,086,883
Interest-Only Stripped Mtg.-Backed Security, Series 177,
Cl. B, 10.58%, 7/1/26(6)                                                        1,518,103                  495,281
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
7.50%, 10/1/27(7)                                                               5,000,000                5,082,800
11.50%, 7/1/11                                                                    131,248                  146,078
11.75%, 1/1/16                                                                    121,572                  140,417
------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 3/20/26                                                                     1,214,769                1,247,423
7%, 4/15/26                                                                     4,248,351                4,252,175
7.50%, 5/15/27                                                                 19,638,584               19,990,901
9%, 11/15/08                                                                      221,439                  238,436
9%, 2/15/09                                                                       192,254                  207,237
9%, 5/15/09                                                                        46,711                   50,352
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-C1, Cl. F, 7.51%, 2/15/28(3)(8)                          97,137                   72,458
------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through
Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06(4)                           400,000                  381,250
------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1992-CHF, Cl. D, 8.25%, 12/25/20                                           262,477                  264,036
Series 1993-C1, Cl. D, 9.45%, 5/25/24                                             252,980                  255,253
Series 1994-C2, Cl. E, 8%, 4/25/25                                                783,747                  793,422
Series 1994-C2, Cl. G, 8%, 4/25/25                                                190,036                  190,586
Series 1991-M6, Cl. B4, 7.174%, 6/25/21(8)                                          4,884                    4,853


                   17   Oppenheimer Multiple Strategies Fund

                                                                              FACE                    MARKET VALUE
                                                                              AMOUNT(5)               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS(CONTINUED)
Salomon Brothers Mortgage Securities VII:
Series 1996-CL, Cl. F, 9.186%, 1/20/28(8)                                     $   250,000              $   212,812
Series 1996-B, Cl. 1, 7.136%, 4/25/26                                             295,645                  203,626
------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through
Certificates, Series 1995-C4, Cl. E, 8.804%, 6/25/26(3)(8)                         27,688                   28,475
                                                                                                      ------------
Total Mortgage-Backed Obligations (Cost $34,628,169)                                                    35,344,754

==================================================================================================================
U.S. GOVERNMENT OBLIGATIONS--8.6%
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                       500,000                  469,844
6.50%, 11/15/26                                                                   360,000                  362,363
STRIPS, Zero Coupon, 7.10%, 11/15/18(9)                                        17,000,000                4,313,034
STRIPS, Zero Coupon, 7.64%, 8/15/19(9)                                         18,700,000                4,509,318
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
6.25%, 2/15/03                                                                  6,330,000                6,393,306
6.25%, 2/15/07                                                                  5,800,000                5,832,630
7.25%, 2/15/98                                                                 14,700,000               14,796,476
7.50%, 5/15/02                                                                    327,000                  346,722
8.25%, 7/15/98                                                                 16,000,000               16,325,007
8.50%, 2/15/00                                                                  5,500,000                5,817,971
8.875%, 11/15/98                                                                  950,000                  982,360
9.25%, 8/15/98                                                                  9,450,000                9,736,457
10.75%, 5/15/03                                                                 1,190,000                1,452,916
                                                                                                      ------------
Total U.S. Government Obligations (Cost $70,080,074)                                                    71,338,404

==================================================================================================================
FOREIGN GOVERNMENT OBLIGATIONS--10.7%
------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas,
Series I, 5.625%, 4/1/01(8)                                                       473,645                  460,126
------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Floating Rate Bonds,
Series L, 6.688%, 3/31/05(8)                                                   10,437,200                9,962,307
------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Nts., 11.75%, 2/12/07(4) (ARP)                            650,000                  735,612
------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 5.50%, 3/31/23(11)                          13,000,000                9,847,500
------------------------------------------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior SNC International
Finance BV Gtd. Registered Bonds, 11.25%, 5/30/06                                 110,000                  126,362
------------------------------------------------------------------------------------------------------------------
Bonos de la Tesoreria de la Federacion,
Zero Coupon, 23.149%, 12/31/97(9) (MXP)                                         5,386,170                  661,890
------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 6.875%, 4/15/06(8)        1,039,500                  977,780
------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Par Bonds, 5.25%, 4/15/24(11)                      6,500,000                4,801,875
------------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Interest Arrears Bonds, 6.688%, 7/28/11(8)                 170,000                  137,275
------------------------------------------------------------------------------------------------------------------
Canada (Government of) Bonds:
11.75%, 2/1/03 (CAD)                                                              290,000                  272,150
6.50%, 6/1/04 (CAD)                                                            13,320,000               10,186,755
7%, 12/1/06 (CAD)                                                                  60,000                   47,352
8.75%, 12/1/05 (CAD)                                                              495,000                  430,072
9.75%, 12/1/01 (CAD)                                                            6,260,000                5,303,706





                   18   Oppenheimer Multiple Strategies Fund

                                                                              FACE                    MARKET VALUE
                                                                              AMOUNT(5)               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS  (CONTINUED)
Canada (Government of) Bonds:
9.75%, 6/1/01 (CAD)                                                             3,270,000              $ 2,732,936
Series A-33, 11.50%, 9/1/00 (CAD)                                                 585,000                  498,113
------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Bonds, 8%, 3/15/06 (DKK)                                  21,900,000                3,723,939
------------------------------------------------------------------------------------------------------------------
Eskom Depositary Receipts, Series E168, 11%, 6/1/08 (ZAR)                       6,430,000                1,141,418
------------------------------------------------------------------------------------------------------------------
Eskom Sec. Bonds, 11%, 6/1/08 (ZAR)                                             3,000,000                  532,544
------------------------------------------------------------------------------------------------------------------
Finland (Republic of) Bonds, 9.50%, 3/15/04 (FIM)                               4,000,000                  921,567
------------------------------------------------------------------------------------------------------------------
Germany (Republic of) Bonds, Series 94, 6.25%, 1/4/24 (DEM)                     2,665,000                1,527,309
------------------------------------------------------------------------------------------------------------------
Hellenic Republic Treasury Bills, Zero Coupon,
10.65%, 2/5/98(9) (GRD)                                                       260,000,000                  901,434
------------------------------------------------------------------------------------------------------------------
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
10.50%, 4/1/00 (ITL)                                                          200,000,000                  129,209
10.50%, 7/15/00 (ITL)                                                       1,270,000,000                  830,816
9%, 10/1/03 (ITL)                                                             195,000,000                  130,922
9.50%, 2/1/01 (ITL)                                                           405,000,000                  263,132
9.50%, 5/1/01 (ITL)                                                           195,000,000                  127,566
------------------------------------------------------------------------------------------------------------------
New Zealand (Government of) Bonds:
10%, 3/15/02 (NZD)                                                              1,085,000                  781,219
8%, 11/15/06 (NZD)                                                                345,000                  241,321
8%, 2/15/01 (NZD)                                                               7,460,000                4,949,809
------------------------------------------------------------------------------------------------------------------
Norway (Government of) Bonds, 9.50%, 10/31/02 (NOK)                               880,000                  147,494
------------------------------------------------------------------------------------------------------------------
Philippines (Republic of) Bonds, 8.60%, 6/15/27                                 1,500,000                1,505,026
------------------------------------------------------------------------------------------------------------------
Philippines (Republic of) Par Bonds, Series B, 6.25%, 12/1/17(3)(11)            1,675,000                1,453,063
------------------------------------------------------------------------------------------------------------------
Poland (Republic of) Bonds:
12%, 6/12/01 (PLZ)                                                             18,000,000                4,093,267
16%, 2/12/99 (PLZ)                                                                940,000                  252,044
16%, 6/12/98 (PLZ)                                                                300,000                   82,787
------------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Exchangeable Gtd. Nts.:
10.50%, 5/15/03 (AUD)                                                           2,590,000                2,287,690
8%, 8/14/01 (AUD)                                                                 615,000                  482,919
------------------------------------------------------------------------------------------------------------------
South Africa (Republic of) Bonds, 12.50%, 12/21/06 (ZAR)                          800,000                  157,898
------------------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado:
10.25%, 11/30/98 (ESP)                                                         25,800,000                  183,131
10.30%, 6/15/02 (ESP)                                                          39,150,000                  316,399
10.50%, 10/30/03 (ESP)                                                         22,100,000                  185,977
12.25%, 3/25/00 (ESP)                                                          31,600,000                  247,205
------------------------------------------------------------------------------------------------------------------
Telecomunicacoes Brasileiras SA Medium-Term Nts., 11.437%,
12/9/99(3)(8)                                                                      10,000                   10,600
------------------------------------------------------------------------------------------------------------------
Telkom SA Ltd. Bonds, Series TK05, 12%, 3/31/98 (ZAR)                             699,000                  147,784
------------------------------------------------------------------------------------------------------------------
Treasury Corp. of Victoria Gtd. Bonds, 8.25%, 10/15/03 (AUD)                    1,500,000                1,213,831
------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Bonds:
10%, 9/8/03 (GBP)                                                                 325,000                  613,436
7%, 6/7/02 (GBP)                                                                2,415,000                3,981,658
7.25%, 12/7/07 (GBP)                                                            2,400,000                4,105,948





                   19   Oppenheimer Multiple Strategies Fund

                                                                             FACE                    MARKET VALUE
                                                                             AMOUNT(5)               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS  (CONTINUED)
United Kingdom Treasury Nts.:
12.50%, 11/21/05 (GBP)                                                             62,000              $   129,888
13%, 7/14/00 (GBP)                                                              1,050,000                1,955,898
9.75%, 8/27/02 (GBP)                                                               55,000                  100,508
------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
10.375%, 1/29/03 (DEM)                                                            150,000                   97,456
16.50%, 9/1/08(3) (GBP)                                                            35,000                   87,636
------------------------------------------------------------------------------------------------------------------
United Mexican States, Collateralized Fixed Rate Par Bonds,
Series B, 6.25%, 12/31/19                                                         250,000                  208,125
------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Disc. Bonds, Series DL, 6.75%, 12/18/07(8)                500,000                  478,438
------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) New Money Bonds, Series A, 6.875%,
12/18/05(8)                                                                       250,000                  240,625
------------------------------------------------------------------------------------------------------------------
Wijaya Karya Negotiable Promissory Nts., Zero Coupon,
15.09%, 12/9/97(9) (IDR)                                                    2,000,000,000                  586,589
                                                                                                      ------------
Total Foreign Government Obligations (Cost $82,585,430)                                                 88,737,336

==================================================================================================================
LOAN PARTICIPATIONS--0.1%
------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) 1989-1990 Integrated Loan
Facility Bonds, 6.937%, 7/1/01(3)(8)                                              232,669                  225,108
------------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement,
Tranche A, 6.812%, 1/1/09(8)                                                      665,000                  624,061
                                                                                                      ------------
Total Loan Participations (Cost $813,198)                                                                  849,169

==================================================================================================================
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--7.9%
------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.50% Sr. Nts., 7/15/04(4)                        500,000                  533,125
------------------------------------------------------------------------------------------------------------------
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                       1,150,000                1,220,437
------------------------------------------------------------------------------------------------------------------
Alliance & Leicester Building Society,
8.75% Unsec. Sub. Nts., 12/7/06 (GBP)                                              60,000                  106,011
------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 10.25% Sr. Sub. Nts., 12/1/06                   425,000                  466,438
------------------------------------------------------------------------------------------------------------------
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                              510,000                  548,250
------------------------------------------------------------------------------------------------------------------
American International Group, Inc.,
11.70% Unsec. Unsub. Bonds, 12/4/01 (ITL)                                      95,000,000                   67,280
------------------------------------------------------------------------------------------------------------------
Ameriking, Inc., 10.75% Sr. Nts., 12/1/06                                         360,000                  383,400
------------------------------------------------------------------------------------------------------------------
Amresco, Inc., 10% Sr. Sub. Nts., Series 97-A, 3/15/04                            200,000                  209,500
------------------------------------------------------------------------------------------------------------------
Amtran, Inc., 10.50% Sr. Nts., 8/1/04(4)                                          500,000                  511,875
------------------------------------------------------------------------------------------------------------------
Aracruz Celulose SA, 10.375% Debs., 1/31/02                                       320,000                  336,800
------------------------------------------------------------------------------------------------------------------
Asia Pulp & Paper International Finance Co.,
Zero Coupon Asian Currency Nts., 14.91%, 1/23/98(9) (IDR)                     130,000,000                   36,913
------------------------------------------------------------------------------------------------------------------
Banco del Atlantico SA, 7.875% Eurobonds, 11/5/98                                  50,000                   50,254
------------------------------------------------------------------------------------------------------------------
Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01                              300,000                  324,000
------------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07(4)                          1,000,000                1,012,500
------------------------------------------------------------------------------------------------------------------
Bell & Howell Co. (New), 0%/11.50% Sr. Disc. Debs.,
Series B, 3/1/05(12)                                                              250,000                  211,250





                   20   Oppenheimer Multiple Strategies Fund

                                                                               FACE                   MARKET VALUE
                                                                               AMOUNT(5)              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES  (CONTINUED)
Bell Cablemedia plc, 0%/11.95% Sr. Disc. Nts., 7/15/04(3)(12)                  $  500,000               $  467,500
------------------------------------------------------------------------------------------------------------------
Blue Bell Funding, Inc., 11.85% Sec. Extendible
Adjustable Rate Nts., 5/1/99                                                      396,000                  407,880
------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06           50,000                   51,875
------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp.:
10.50% Sr. Sub. Debs., 5/15/16                                                    250,000                  285,000
9.875% Sr. Sub. Debs., 2/15/13                                                    250,000                  271,250
------------------------------------------------------------------------------------------------------------------
CalEnergy, Inc., 9.50% Sr. Nts., 9/15/06                                           30,000                   32,288
------------------------------------------------------------------------------------------------------------------
California Energy, Inc., 10.25% Sr. Disc. Nts., 1/15/04                           450,000                  487,125
------------------------------------------------------------------------------------------------------------------
Call-Net Enterprises, Inc., 0%/13.25% Sr. Disc. Nts., 12/1/04(12)                 200,000                  181,000
------------------------------------------------------------------------------------------------------------------
Calpine Corp.:
10.50% Sr. Nts., 5/15/06(3)                                                       225,000                  246,938
8.75% Sr. Nts., 7/15/07(4)                                                        650,000                  664,625
9.25% Sr. Nts., 2/1/04                                                            655,000                  676,288
------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., 7/15/07(4)                      500,000                  525,000
------------------------------------------------------------------------------------------------------------------
Capstar Broadcasting Partners, Inc., 9.25% Sr. Sub. Nts., 7/1/07                  400,000                  412,000
------------------------------------------------------------------------------------------------------------------
Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                     250,000                  268,750
------------------------------------------------------------------------------------------------------------------
Celcaribe SA, 0%/13.50% Sr. Sec. Nts., 3/15/04(3)(12)                             350,000                  337,750
------------------------------------------------------------------------------------------------------------------
Cellular Communications International, Inc.,
Zero Coupon Sr. Disc. Nts., 12.23%, 8/15/00(9)                                    500,000                  387,500
------------------------------------------------------------------------------------------------------------------
Cityscape Financial Corp., 12.75% Sr. Nts., 6/1/04(4)                             230,000                  201,825
------------------------------------------------------------------------------------------------------------------
CMI Industries, Inc., 9.50% Sr. Sub. Nts., 10/1/03(3)                              40,000                   39,400
------------------------------------------------------------------------------------------------------------------
Coleman Escrow Corp., Zero Coupon
Sr. First Priority Disc. Nts., 11.13%, 5/15/01(4)(9)                              700,000                  479,500
------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.50% Gtd. Sr. Sub. Nts., 4/15/06                 200,000                  229,750
------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(12)            850,000                  671,500
------------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc.,
12% Sr. Sub. Nts., Series B, 8/1/05                                             1,300,000                1,446,250
------------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA, 0%/13.125% Sr. Deferred
Coupon Bonds, 11/15/03(12)                                                        300,000                  234,000
------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 8.125% Sr. Nts., 2/15/03                                         1,000,000                1,056,786
------------------------------------------------------------------------------------------------------------------
Dan River, Inc., 10.125% Sr. Sub. Nts., 12/15/03                                  500,000                  540,000
------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc,
0%/11.75% Sr. Disc. Nts., 12/15/05(12)                                            300,000                  226,500
------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                        100,000                  101,250
------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 0%/12.875% Sr. Disc. Nts., 6/1/04(12)               50,000                   45,312
------------------------------------------------------------------------------------------------------------------
EchoStar Satellite Broadcasting Corp.,
0%/13.125% Sr. Sec. Disc. Nts., 3/15/04(12)                                       500,000                  420,000
------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11                    250,000                  277,500
------------------------------------------------------------------------------------------------------------------
Empresas ICA Sociedad Controladora SA de CV, 11.875% Nts., 5/30/01                 30,000                   33,525
------------------------------------------------------------------------------------------------------------------
First Nationwide Holdings, Inc., 10.625% Sr. Sub. Nts., 10/1/03                   700,000                  775,250





                   21   Oppenheimer Multiple Strategies Fund

                                                                               FACE                   MARKET VALUE
                                                                               AMOUNT(5)              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES  (CONTINUED)
First PV Funding Corp., 10.15% Lease Obligation Bonds,
Series 1986B, 1/15/16(3)                                                       $  625,000               $  665,625
------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., 7/31/07(4)                           1,150,000                1,207,500
------------------------------------------------------------------------------------------------------------------
Fletcher Challenge Ltd.:
10% Cv. Unsec. Sub. Nts., 4/30/05 (NZD)                                            35,000                   24,668
10.75% Cv. Sub. Nts., 12/15/97 (NZD)                                               35,000                   22,493
14.50% Cv. Sub. Nts., 9/30/00 (NZD)                                                35,000                   26,048
------------------------------------------------------------------------------------------------------------------
Global Marine, Inc., 12.75% Sr. Sec. Nts., 12/15/99(3)                            400,000                  412,000
------------------------------------------------------------------------------------------------------------------
Grand Casinos, Inc., 10.125% Gtd. First Mtg. Nts., 12/1/03                        500,000                  532,500
------------------------------------------------------------------------------------------------------------------
Grupo Posadas SA de CV, 10.375% Bonds, 2/13/02(3)                                  25,000                   26,250
------------------------------------------------------------------------------------------------------------------
Harris Chemical North America, Inc., 10.75% Gtd. Sr. Sub. Nts., 10/15/03          100,000                  103,750
------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                      200,000                  224,750
------------------------------------------------------------------------------------------------------------------
Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts.,
Series B, 11/1/03(8)                                                              200,000                  211,500
------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.875% Sr. Nts., 7/15/07(4)                               1,250,000                1,289,062
------------------------------------------------------------------------------------------------------------------
Hovnanian K. Enterprises, Inc., 11.25% Gtd. Sub. Nts., 4/15/02                    725,000                  766,687
------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc.:
0%/12.50% Gtd. Sr. Disc. Nts., 5/1/06(12)                                         470,000                  352,500
0%/13.50% Sr. Disc. Nts., 9/15/05(12)                                             250,000                  202,500
------------------------------------------------------------------------------------------------------------------
Imax Corp., 10% Sr. Nts., 3/1/01                                                  320,000                  338,800
------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., 6/1/05(4)                   500,000                  548,750
------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 9% Sr. Nts., Series B, 10/15/03                                85,000                   89,250
------------------------------------------------------------------------------------------------------------------
J. Ray McDermott SA, 9.375% Sr. Sub. Bonds, 7/15/06                             1,000,000                1,047,500
------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                    500,000                  541,875
------------------------------------------------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07                     1,000,000                1,055,000
------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 9.625% Sr. Sub. Nts., 12/1/06                              100,000                  106,000
------------------------------------------------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., 9/15/07(4)                         500,000                  506,250
------------------------------------------------------------------------------------------------------------------
Lear Corp., 9.50% Sub. Nts., 7/15/06                                              900,000                  990,000
------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 11.25% Sr. Sub. Nts., Series A, 4/15/04         1,070,000                1,183,688
------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 0%/10.50% Sr. Disc. Nts., 3/1/07(12)                             500,000                  357,500
------------------------------------------------------------------------------------------------------------------
Mechala Group Jamaica Ltd., 12.75% Bonds, 12/30/99                                 38,000                   38,570
------------------------------------------------------------------------------------------------------------------
Mesa Operating Co., 10.625% Gtd. Sr. Sub. Nts., 7/1/06                          1,000,000                1,156,250
------------------------------------------------------------------------------------------------------------------
Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06                           400,000                  450,000
------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA,
0%/13.50% Sr. Disc. Nts., 6/1/06(12)                                            1,000,000                  780,000
------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc,
10.50% First Priority Ship Mtg. Nts., 6/30/07(4)                                  500,000                  537,500
------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.50% Sr. Nts., 2/15/05                            1,000,000                1,079,222
------------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                               113,000                  125,147
------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp., 11.875% Nts., 10/1/03(3)                                   500,000                  563,750


                   22   Oppenheimer Multiple Strategies Fund

                                                                             FACE                     MARKET VALUE
                                                                             AMOUNT(5)                SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES  (CONTINUED)
Omnipoint Corp.:
11.625% Sr. Nts., 8/15/06                                                     $   300,000               $  312,000
11.625% Sr. Nts., Series A, 8/15/06                                               525,000                  546,000
------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04                    155,000                  161,975
------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Sub. Nts., 6/15/07(4)                        900,000                  942,750
------------------------------------------------------------------------------------------------------------------
Panamsat International Systems LP, 12.75% Debs., 4/15/05(10)                      271,000                  327,910
------------------------------------------------------------------------------------------------------------------
Panamsat LP/Panamsat Capital Corp.,
0%/11.375% Sr. Sub. Disc. Nts., 8/1/03(3)(12)                                     750,000                  734,527
------------------------------------------------------------------------------------------------------------------
Panda Global Energy Co., 12.50% Sr. Nts., 4/15/04(3)                            1,000,000                  975,000
------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07(4)                                1,000,000                1,015,000
------------------------------------------------------------------------------------------------------------------
PriCellular Wireless Corp.:
0%/12.25% Sr. Sub. Disc. Nts., 10/1/03(12)                                      1,000,000                1,017,500
0%/14% Sr. Sub. Disc. Nts., 11/15/01(12)                                          500,000                  560,000
------------------------------------------------------------------------------------------------------------------
Quantum Chemical Corp., 10.375% First Mtg. Nts., 6/1/03                           500,000                  530,271
------------------------------------------------------------------------------------------------------------------
Ralph's Grocery Co., 10.45% Sr. Nts., 6/15/04                                   1,375,000                1,512,500
------------------------------------------------------------------------------------------------------------------
Randall's Food Markets, Inc., 9.375% Sr. Sub. Nts., 7/1/07(4)                   1,600,000                1,620,000
------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc., 9.063% First Priority Sr. Sec. Nts., 7/15/00(8)        600,000                  594,000
------------------------------------------------------------------------------------------------------------------
Repap Wisconsin, Inc., 9.875% Second Priority Sr. Nts., 5/1/06                  1,725,000                1,875,937
------------------------------------------------------------------------------------------------------------------
Revlon Worldwide Corp.,
Zero Coupon Sr. Sec. Disc. Nts., 10.09%, 3/15/01(9)                             1,000,000                  727,500
------------------------------------------------------------------------------------------------------------------
Rio Hotel & Casino, Inc., 9.50% Gtd. Sr. Sub. Nts., 4/15/07                       250,000                  265,625
------------------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625% Sr. Nts., 8/1/07(4)                        550,000                  577,500
------------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07           1,300,000                1,430,000
------------------------------------------------------------------------------------------------------------------
Samsonite Corp., 11.125% Sr. Sub. Nts., 7/15/05                                   575,000                  661,250
------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec. Nts.,
Series B, 4/1/02                                                                  300,000                  323,250
------------------------------------------------------------------------------------------------------------------
SCI Television, Inc., 11% Sr. Sec. Nts., 6/30/05(3)                               500,000                  526,250
------------------------------------------------------------------------------------------------------------------
SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04                            1,000,000                1,137,500
------------------------------------------------------------------------------------------------------------------
Showboat Marina Casino Partnership/Showboat Marina Finance Corp.,
13.50% First Mtg. Nts., Series B, 3/15/03                                         400,000                  462,000
------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 9% Sr. Sub. Nts., 7/15/07(4)                      450,000                  448,875
------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
0%/12.50% Sr. Disc. Nts., 8/15/06(12)                                             295,000                  224,938
------------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 9% Sr. Sub. Nts., 7/1/04(4)                       500,000                  515,625
------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 10.125% Sr. Sub. Nts., 3/15/06                             500,000                  508,750
------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 11.75% Sr. Unsec. Sub. Nts., 8/15/06                    325,000                  359,937
------------------------------------------------------------------------------------------------------------------
Subic Power Corp.:
9.50% Sr. Sec. Nts., 12/28/08                                                     396,551                  407,074
9.50% Sr. Sec. Nts., 12/28/08(4)                                                   79,310                   81,415
------------------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc., 9.50% Sr. Sub. Nts., 7/1/07(4)                        600,000                  621,000





                   23   Oppenheimer Multiple Strategies Fund

                                                                               FACE                   MARKET VALUE
                                                                               AMOUNT(5)              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES  (CONTINUED)
Synthetic Industries, Inc., 9.25% Sr. Sub. Nts., 2/15/07                       $   50,000               $   51,750
------------------------------------------------------------------------------------------------------------------
TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts., 2/15/07(4)              295,000                  311,225
------------------------------------------------------------------------------------------------------------------
Teleport Communications Group, Inc., 0%/11.125%
Sr. Disc. Nts., 7/1/07(12)                                                        500,000                  392,500
------------------------------------------------------------------------------------------------------------------
Telewest Communications plc, 0%/11% Sr. Disc. Debs., 10/1/07(12)                1,000,000                  755,000
------------------------------------------------------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                   1,400,000                1,554,766
------------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375%
Sr. Disc. Nts., Series B, 12/15/03(12)                                          1,000,000                  872,500
------------------------------------------------------------------------------------------------------------------
Trump Atlantic City Associates/Trump Atlantic City Funding, Inc.,
11.25% First Mtg. Nts., 5/1/06                                                    100,000                   97,375
------------------------------------------------------------------------------------------------------------------
TV Azteca SA de CV, 10.50% Gtd. Sr. Nts., Series B, 2/15/07                       200,000                  212,750
------------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03(3)                             500,000                  518,750
------------------------------------------------------------------------------------------------------------------
Universal Outdoor, Inc., 9.75% Sr. Sub. Nts., Series B, 10/15/06                  500,000                  535,000
------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 8.875% Sub. Bonds, 8/1/07                                 450,000                  448,305
------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                           900,000                  882,000
                                                                                                      ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $61,750,443)                                      64,697,815

==================================================================================================================
CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
------------------------------------------------------------------------------------------------------------------
Banco de Colombia, 5.20% Cv. Jr. Unsec. Sub. Nts., 2/1/99(3)                       50,000                   51,750
------------------------------------------------------------------------------------------------------------------
Banco Nacional de Mexico SA,
11% Sub. Exchangeable Capital Debs., 7/15/03                                      100,000                  107,750
------------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc.,
6.75% Cv. Gtd. Sr. Sub. Nts., 9/15/03                                             110,000                  128,150
                                                                                                      ------------
Total Convertible Corporate Bonds and Notes (Cost $259,847)                                                287,650

==================================================================================================================
STRUCTURED INSTRUMENTS--0.1%
------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (New York Branch)
Canada Banker's Acceptance Indexed Yield Nts., 8.405%, 5/22/98                    250,000                  248,325
------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce (New York Branch)
Three Month British Pound LIBOR Forward Linked Nts., 5.79%, 5/22/98               160,000                  158,592
------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, U.S. Dollar/Japanese
Yen Basis Arbitrage Nts., 10.379%, 4/14/98(3)(8)                                   75,000                   75,000
------------------------------------------------------------------------------------------------------------------
ING (U.S.) Financial Holdings Corp. Zero Coupon Czech Koruna
Linked Promissory Nts., 10.98%, 11/17/97(3)(9) CZK                              4,462,296                  133,577
------------------------------------------------------------------------------------------------------------------
ING (U.S.) Financial Holdings Corp. Zero Coupon
Czech Koruna/U.S. Dollar Linked Nts., 10.881%, 3/4/98(9)                           75,000                   61,868
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc. Greek Drachma/Swiss Franc
Linked Nts., Zero Coupon, 14.71%, 1/15/98(9)                                       50,000                   50,900
------------------------------------------------------------------------------------------------------------------
Morgan Guaranty Trust Co. of New York, Japanese
Government Bond 193 Currency Protected Bank Nts., 8.14%, 4/29/98                   75,000                   57,075


                   24   Oppenheimer Multiple Strategies Fund

                                                                               FACE                   MARKET VALUE
                                                                               AMOUNT(5)              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS   (CONTINUED)
Salomon, Inc. Russian S-Account Credit Linked Nts.,
Zero Coupon, 13.71%, 4/3/98(9)                                                $   150,000             $    141,735
------------------------------------------------------------------------------------------------------------------
SPARC EM Ltd., Russian GKO Linked/U.S. Dollar Nts.,
Zero Coupon, 12.24%, 10/15/97(9)                                                   40,000                   39,858
                                                                                                      ------------
Total Structured Instruments (Cost $1,021,041)                                                             966,930

==================================================================================================================
REPURCHASE AGREEMENTS--8.9%
------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 6.125%,
dated 9/30/97, to be repurchased at $74,112,607 on 10/1/97,
collateralized by U.S. Treasury Nts., 5.875%-7.25%, 5/31/99-8/15/04,
with a value of $75,658,209 (Cost $74,100,000)                                 74,100,000               74,100,000

------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $622,723,736)                                     100.7%             835,396,252
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                (0.7)              (5,470,877)
                                                                             ------------             ------------
NET ASSETS                                                                          100.0%            $829,925,375
                                                                             ============             ============


1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                            SHARES            EXPIRATION    EXERCISE         PREMIUM           MARKET VALUE
                                            SUBJECT TO CALL   DATE          PRICE            RECEIVED          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------

ACE Ltd.                                    10,000             2/98         $ 90             $ 42,199          $     83,750
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                         10,000            11/97           65               25,949                25,000
---------------------------------------------------------------------------------------------------------------------------
Airborne Freight Corp.                      18,000            11/97           40               43,334               378,000
---------------------------------------------------------------------------------------------------------------------------
Airtouch Communications, Inc.               24,000             1/98           40               35,279                25,500
---------------------------------------------------------------------------------------------------------------------------
Alaska Air Group, Inc.                      24,000             1/98           35               31,209                54,000
---------------------------------------------------------------------------------------------------------------------------
America Online, Inc.                        12,600            10/97           60               33,090               193,725
---------------------------------------------------------------------------------------------------------------------------
American Express Co.                        13,000            10/97           75               28,859                95,875
---------------------------------------------------------------------------------------------------------------------------
American International
Group, Inc.                                  2,000            11/97           87               16,939                51,000
---------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                    18,500            12/97           70               75,755               277,500
---------------------------------------------------------------------------------------------------------------------------
Burlington Northern
Santa Fe Corp.                              16,200            10/97           90               23,813               113,400
---------------------------------------------------------------------------------------------------------------------------
Cabletron Systems, Inc.                     12,800            10/97           40               52,414                   800
---------------------------------------------------------------------------------------------------------------------------
Carnival Corp., Cl. A                       10,500            10/97           40               21,997                65,625
---------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp. (New)                 26,000             3/98          125              181,214               182,000
---------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                         13,200            10/97           75               39,203                23,100
---------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special                41,000             1/98           20               35,054               240,875
---------------------------------------------------------------------------------------------------------------------------
Computer Associates
International, Inc.                         24,000             1/98           80               89,277                84,000
---------------------------------------------------------------------------------------------------------------------------
Costco Cos., Inc.                           28,000            10/97           35               35,284                77,000
---------------------------------------------------------------------------------------------------------------------------
Costco Cos., Inc.                           20,000             4/98           40               86,897                95,000
---------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                            2,000             1/98           90                2,690                 3,000
---------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                            4,000            10/97           85               12,380                 2,000


                   25   Oppenheimer Multiple Strategies Fund

-------------------------------------------------------------------------------
1. Outstanding written call options  (continued)

                                            SHARES            EXPIRATION    EXERCISE         PREMIUM           MARKET VALUE
                                            SUBJECT TO CALL   DATE          PRICE            RECEIVED          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
Dow Jones & Co., Inc.                       26,800            12/97         $ 45            $  55,307            $   97,150
---------------------------------------------------------------------------------------------------------------------------
ECI Telecommunications Ltd.                 22,000             2/98           35               51,588                49,500
---------------------------------------------------------------------------------------------------------------------------
Ecolab, Inc.                                 7,000            10/97           45               12,040                26,250
---------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.                       28,400            12/97           35              105,644               166,850
---------------------------------------------------------------------------------------------------------------------------
Equitable Cos., Inc.                        15,000             1/98           35               29,549               106,875
---------------------------------------------------------------------------------------------------------------------------
General Electric Co.                        17,600            12/97           60               44,834               184,800
---------------------------------------------------------------------------------------------------------------------------
General Electric Co.                        17,600             3/98           80               47,870                35,200
---------------------------------------------------------------------------------------------------------------------------
General Nutrition Cos., Inc.                18,000            10/97           25               21,959                74,250
---------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division)            20,000             4/98           35               61,898                43,750
---------------------------------------------------------------------------------------------------------------------------
Global Marine, Inc.                         15,600             1/98           25               38,531               138,450
---------------------------------------------------------------------------------------------------------------------------
Global Marine, Inc.                         15,600             4/98           35               58,030                66,300
---------------------------------------------------------------------------------------------------------------------------
Gymboree Corp.                              23,000            10/97           30               26,622                 1,438
---------------------------------------------------------------------------------------------------------------------------
Input/Output, Inc.                          46,000             2/98           30               90,617               132,250
---------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                 33,000             1/98           98              104,689               226,875
---------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                 39,000            10/97           85              148,098               341,250
---------------------------------------------------------------------------------------------------------------------------
International Game Technology               40,000             4/98           25               63,798                95,000
---------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.                             15,400            10/97           45               88,085                   963
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                    5,200             1/98           60               14,793                86,450
---------------------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A            16,000             4/98           30               17,519                28,000
---------------------------------------------------------------------------------------------------------------------------
Newbridge Networks Corp.                    12,800            12/97           45               55,614               201,600
---------------------------------------------------------------------------------------------------------------------------
Nokia Corp., A Shares,
Sponsored ADR                               12,000             1/98           85               86,637               165,000
---------------------------------------------------------------------------------------------------------------------------
Nokia Corp., A Shares,
Sponsored ADR                                9,000            10/97           70               33,479               213,750
---------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                       2,800            12/97           85               35,615               119,000
---------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                       2,500             3/98          115               56,798                59,375
---------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                    16,200            11/97           25               28,876                50,625
---------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                    16,200             2/98           30               29,068                25,312
---------------------------------------------------------------------------------------------------------------------------
Owens Corning                               18,300            12/97           45               52,062                 4,575
---------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.                    25,000            12/97           55               25,812                 3,125
---------------------------------------------------------------------------------------------------------------------------
Rational Software Corp.                     26,000            10/97           25               22,229                 1,625
---------------------------------------------------------------------------------------------------------------------------
SGS-Thomson
Microelectronics NV                          5,400             4/98          100               48,436                48,600
---------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                              14,800            10/97           45               19,905                96,200
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                              33,400             1/98           20              103,370               154,475
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                              33,400            10/97           18               40,747               175,350
---------------------------------------------------------------------------------------------------------------------------
Total SA, Sponsored ADR                     13,800            11/97           45               19,663               170,775
---------------------------------------------------------------------------------------------------------------------------
UNUM Corp.                                  11,600            12/97           45               51,850                33,350





                   26   Oppenheimer Multiple Strategies Fund

--------------------------------------------------------------------------------
1. Outstanding written call options  (continued)


                                            SHARES            EXPIRATION    EXERCISE         PREMIUM           MARKET VALUE
                                            SUBJECT TO CALL   DATE          PRICE            RECEIVED          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                25,000            10/97          $45           $   46,123            $   18,750
---------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                   10,000             3/98           50               23,137                77,500
---------------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.              4,200             1/98           50               22,973                40,950
---------------------------------------------------------------------------------------------------------------------------
West Marine, Inc.                           20,000             1/98           30               29,399                 5,000
---------------------------------------------------------------------------------------------------------------------------
Western Atlas, Inc.                          7,000             3/98           85               39,164                54,250
---------------------------------------------------------------------------------------------------------------------------
Xerox Corp.                                 27,400            10/97           70               65,961               397,300
                                                                                           ----------            ----------
                                                                                           $2,931,225            $6,089,238
                                                                                           ==========            ==========

2. Non-income producing security.

3. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,686,764 or 1.89% of the Fund's net assets, at September 30, 1997.

5. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP -- Argentine Peso                   GRD -- Greek Drachma
AUD -- Australian Dollar                IDR -- Indonesian Rupiah
CAD -- Canadian Dollar                  ITL -- Italian Lira
CZK -- Czech Koruna                     MXP -- Mexican Peso
DEM -- German Mark                      NOK -- Norwegian Krone
DKK -- Danish Krone                     NZD -- New Zealand Dollar
ESP -- Spanish Peseta                   PLZ -- Polish Zloty
FIM -- Finnish Markka                   ZAR -- South African Rand
GBP -- British Pound Sterling

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

7. When-issued security to be delivered and settled after September 30, 1997.

8. Represents the current interest rate for a variable rate security.

9. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

10. Interest or dividend is paid in kind.

11. Represents the current interest rate for an increasing rate security.

12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.





                   27   Oppenheimer Multiple Strategies Fund

STATEMENT OF ASSETS AND LIABILITIES   September 30, 1997

==============================================================================================================
ASSETS
Investments, at value (cost $622,723,736)--see accompanying statement                             $835,396,252
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                   236,102
--------------------------------------------------------------------------------------------------------------
Receivables:
Interest, dividends and principal paydowns                                                           5,011,963
Investments sold                                                                                     1,488,529
Shares of beneficial interest sold                                                                     720,371
--------------------------------------------------------------------------------------------------------------
Other                                                                                                   22,015
                                                                                                 -------------
Total assets                                                                                       842,875,232

==============================================================================================================
LIABILITIES
Unrealized depreciation on forward foreign currency
exchange contracts--Note 5                                                                                 319
--------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $2,931,225)--
see accompanying statement--Note 6                                                                   6,089,238
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                5,226,160
Shares of beneficial interest redeemed                                                                 574,386
Distribution and service plan fees                                                                     390,449
Trustees' fees--Note 1                                                                                 268,376
Shareholder reports                                                                                    132,506
Transfer and shareholder servicing agent fees                                                           74,890
Other                                                                                                  193,533
                                                                                                 -------------
Total liabilities                                                                                   12,949,857

==============================================================================================================
NET ASSETS                                                                                        $829,925,375
                                                                                                 =============

==============================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                   $565,496,117
--------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                  1,488,298
--------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                                                       53,451,616
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                           209,489,344
                                                                                                 -------------
Net assets                                                                                        $829,925,375
                                                                                                 =============


                   28   Oppenheimer Multiple Strategies Fund

==============================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $712,470,073 and 44,059,355 shares of beneficial interest outstanding)                               $16.17
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                             $17.16

--------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $67,916,052 and 4,234,638 shares of beneficial interest outstanding)                                 $16.04

--------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $49,539,250 and 3,082,083 shares of beneficial interest outstanding)                                 $16.07

See accompanying Notes to Financial Statements.


                   29   Oppenheimer Multiple Strategies Fund

STATEMENT OF OPERATIONS   For the Year Ended September 30, 1997

==============================================================================================================
INVESTMENT INCOME
Interest (net of foreign withholding taxes of $57,272)                                           $  16,298,110
--------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $10,725)                                              3,947,066
                                                                                                 -------------
Total income                                                                                        20,245,176

==============================================================================================================
EXPENSES
Management fees--Note 4                                                                              3,267,378
--------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                                                721,139
Class B                                                                                                249,390
Class C                                                                                                337,442
--------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                                  533,884
--------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                    325,700
--------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                            115,622
--------------------------------------------------------------------------------------------------------------
Legal and auditing fees                                                                                 94,601
--------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                            53,970
--------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                      14,719
--------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses--Note 1                                                                      4,152
--------------------------------------------------------------------------------------------------------------
Other                                                                                                   15,397
                                                                                                 -------------
Total expenses                                                                                       5,733,394

==============================================================================================================
NET INVESTMENT INCOME                                                                               14,511,782

==============================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                                         53,944,505
Closing of futures contracts                                                                           194,802
Expiration of option contracts written--Note 6                                                       1,074,688
Foreign currency transactions                                                                         (716,935)
                                                                                                 -------------
Net realized gain                                                                                   54,497,060

--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                                         42,324,101
Translation of assets and liabilities denominated in foreign currencies                             (4,647,165)
                                                                                                 -------------
Net change                                                                                          37,676,936
                                                                                                 -------------
Net realized and unrealized gain                                                                    92,173,996

==============================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $106,685,778
                                                                                                 =============

See accompanying Notes to Financial Statements.


                   30   Oppenheimer Multiple Strategies Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 YEAR ENDED SEPTEMBER 30,
                                                                                 1997                     1996(1)
========================================================================================================================
OPERATIONS
Net investment income                                                            $ 14,511,782              $   9,695,717
------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  54,497,060                 15,544,485
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                              37,676,936                  4,393,283
                                                                               --------------             --------------
Net increase in net assets resulting from operations                              106,685,778                 29,633,485

========================================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                           (12,706,372)                (8,029,426)
Class B                                                                              (600,770)                  (114,496)
Class C                                                                              (936,710)                  (478,886)
------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (14,621,660)                        --
Class B                                                                              (435,849)                        --
Class C                                                                            (1,359,035)                        --

========================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                                           382,443,207                 (6,428,157)
Class B                                                                            56,924,508                  4,480,009
Class C                                                                            23,090,531                  4,355,405

========================================================================================================================
NET ASSETS
Total increase                                                                    538,483,628                 23,417,934
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                               291,441,747                268,023,813
                                                                               --------------             --------------
End of period (including undistributed net investment
income of $1,488,298 and $615,057, respectively)                                 $829,925,375               $291,441,747
                                                                               ==============             ==============

1. For the nine months ended September 30, 1996. The Fund changed its fiscal year end from December 31 to September 30.

See accompanying Notes to Financial Statements.


                   31   Oppenheimer Multiple Strategies Fund

FINANCIAL HIGHLIGHTS

                                                     CLASS A
                                                     ----------------------------------------------------------------


                                                     YEAR ENDED SEPTEMBER 30,    YEAR ENDED DECEMBER 31,
                                                     1997          1996(2)        1995          1994          1993
=====================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                  $14.09        $13.07         $11.52        $13.05        $11.63
---------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income (loss)                             .50           .49            .52           .54           .44
Net realized and unrealized
gain (loss)                                             2.88           .96           2.08          (.75)         1.43
                                                     -------       -------        -------       -------       -------
Total income (loss) from
investment operations                                   3.38          1.45           2.60          (.21)         1.87
---------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net
investment income                                       (.51)         (.43)          (.49)         (.53)         (.44)
Distributions from net realized gain                    (.79)           --           (.56)         (.79)         (.01)
                                                     -------       -------        -------       -------       -------
Total dividends and distributions
to shareholders                                        (1.30)         (.43)         (1.05)        (1.32)         (.45)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $16.17        $14.09         $13.07        $11.52        $13.05
                                                     =======       =======        =======       =======       =======

=====================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                    25.46%        11.22%         22.79%        (1.59)%       16.30%

=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                                      $712,470      $264,359       $251,353      $237,771      $277,914
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $395,436      $256,765       $249,660      $260,767      $272,303
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                   3.30%         4.73%(5)       3.97%         4.10%         3.58%
Expenses                                                1.16%         1.21%(5)       1.15%         1.09%         1.14%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                              51.0%         31.7%          28.5%         31.5%         32.7%
Average brokerage
commission rate(7)                                   $0.0244       $0.0336        $0.0350            --            --

1. For the period from December 1, 1993 (inception of offering) to December 31, 1993.

2. For the nine months ended September 30, 1996. The Fund changed its fiscal year end from December 31 to September 30.

3. For the period from August 29, 1995 (inception of offering) to December 31, 1995.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

5. Annualized.


                   32   Oppenheimer Multiple Strategies Fund

                  CLASS B                                   CLASS C
-----------       -----------------------------------       ---------------------------------------------------------------
                                           PERIOD
                                           ENDED
                  YEAR ENDED SEPTEMBER 30, DEC. 31,         YEAR ENDED SEPTEMBER 30,    YEAR ENDED DECEMBER 31,
    1992          1997       1996(2)       1995(3)          1997       1996(2)          1995          1994       1993(1)
===========================================================================================================================

     $11.22        $14.01        $13.03        $13.28        $14.02        $13.01        $11.49        $13.05        $12.86
---------------------------------------------------------------------------------------------------------------------------


        .39           .45           .41           .17           .41           .40           .40           .44          (.97)

        .44          2.78           .93           .41          2.83           .96          2.07          (.77)         1.29
    -------       -------       -------       -------       -------       -------       -------       -------       -------

        .83          3.23          1.34           .58          3.24          1.36          2.47          (.33)          .32

---------------------------------------------------------------------------------------------------------------------------


       (.42)         (.41)         (.36)         (.27)         (.40)         (.35)         (.39)         (.44)         (.12)
         --          (.79)           --          (.56)         (.79)           --          (.56)         (.79)         (.01)
    -------       -------       -------       -------       -------       -------       -------       -------       -------

       (.42)        (1.20)         (.36)         (.83)        (1.19)         (.35)         (.95)        (1.23)         (.13)
---------------------------------------------------------------------------------------------------------------------------
     $11.63        $16.04        $14.01        $13.03        $16.07        $14.02        $13.01        $11.49        $13.05
    =======       =======       =======       =======       =======       =======       =======       =======       =======

===========================================================================================================================
       7.54%        24.34%        10.37%         4.44%        24.42%        10.55%        21.69%        (2.50)%        2.51%

===========================================================================================================================

   $266,713       $67,916        $5,996        $1,265       $49,539       $21,087       $15,405        $9,182          $396
---------------------------------------------------------------------------------------------------------------------------
   $269,096       $25,113        $3,546        $  520       $33,813       $17,898       $11,827        $5,601          $194
---------------------------------------------------------------------------------------------------------------------------

       3.41%         2.26%         3.69%(5)      2.62%(5)      2.61%         3.84%(5)      3.08%         3.30%         2.19%(5)
       1.17%         1.96%         2.12%(5)      2.27%(5)      1.97%         2.07%(5)      1.99%         2.00%         2.50%(5)
---------------------------------------------------------------------------------------------------------------------------
       60.3%         51.0%         31.7%         28.5%         51.0%         31.7%         28.5%         31.5%         32.7%

         --       $0.0244       $0.0336       $0.0350       $0.0244       $0.0336       $0.0350            --            --


6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1997 were $213,351,231 and $231,418,251, respectively.

7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

See accompanying Notes to Financial Statements.


                   33   Oppenheimer Multiple Strategies Fund

NOTES TO FINANCIAL STATEMENTS

===============================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Multiple Strategies Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek high total investment return (current income and capital appreciation in the value of its shares). The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.


                   34   Oppenheimer Multiple Strategies Fund

-------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rate of exchange prevailing on the respective dates of such transactions.

         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

-------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

-------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At September 30, 1997, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $445,000, which expires in 1998.

-------------------------------------------------------------------------------
TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 1997, a credit of $29,188 was made for the Fund's projected benefit obligations, and payments of $8,352 were made to retired trustees, resulting in an accumulated liability of $262,195 at September 30, 1997.


                   35   Oppenheimer Multiple Strategies Fund

===============================================================================
1. SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

-------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 1997, amounts have been reclassified to reflect an increase in undistributed net investment income of $605,311, a decrease in accumulated net realized gain on investments of $301,073, and a decrease in paid-in capital of $304,238.

-------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends in kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   36   Oppenheimer Multiple Strategies Fund

===============================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:

                                                                                          PERIOD ENDED
                                           YEAR ENDED SEPTEMBER 30, 1997                  SEPTEMBER 30, 1996(1)
                                           ----------------------------------             -------------------------------
                                           SHARES               AMOUNT                    SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                                        2,219,229           $ 32,694,783              860,353            $ 11,689,114
Dividends reinvested                        1,707,937             24,639,919              524,674               7,190,397
Issued in connection with
the acquisition of:
Oppenheimer Fund--Note 8                   21,161,450            321,019,207                   --                      --
Oppenheimer Strategic
Income & Growth Fund--Note 8                3,530,859             53,563,143                   --                      --
Redeemed                                   (3,316,554)           (49,473,845)          (1,862,109)            (25,307,668)
                                           ----------           ------------           ----------            ------------
Net increase (decrease)                    25,302,921           $382,443,207             (477,082)           $ (6,428,157)
                                           ==========           ============           ==========            ============

-------------------------------------------------------------------------------------------------------------------------
Class B:
Sold                                        1,162,177          $  17,259,750              366,656           $   4,968,484
Dividends reinvested                           60,758                888,166                6,864                  93,829
Issued in connection with
the acquisition of:
Oppenheimer Fund--Note 8                      233,975              3,521,330                   --                      --
Oppenheimer Strategic
Income & Growth Fund--Note 8                2,758,332             41,512,900                   --                      --
Redeemed                                     (408,734)            (6,257,638)             (42,546)               (582,304)
                                           ----------           ------------           ----------            ------------
Net increase                                3,806,508           $ 56,924,508              330,974            $  4,480,009
                                           ==========           ============           ==========            ============

-------------------------------------------------------------------------------------------------------------------------
Class C:
Sold                                        1,211,432           $ 17,627,875              448,796            $  6,095,106
Dividends reinvested                          151,633              2,159,025               33,327                 455,037
Issued in connection with
the acquisition of:
Oppenheimer Fund--Note 8                      350,467              5,285,049                   --                      --
Oppenheimer Strategic
Income & Growth Fund--Note 8                  246,193              3,712,604                   --                      --
Redeemed                                     (381,455)            (5,694,022)            (162,380)             (2,194,738)
                                           ----------           ------------           ----------            ------------
Net increase                                1,578,270           $ 23,090,531              319,743            $  4,355,405
                                           ==========           ============           ==========            ============


1. The Fund changed its fiscal year end from December 31 to September 30.


                   37   Oppenheimer Multiple Strategies Fund

===============================================================================
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS AND OPTIONS WRITTEN

At September 30, 1997, net unrealized appreciation on investments and options written of $209,514,503 was composed of gross appreciation of $223,024,323, and gross depreciation of $13,509,820.

===============================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% on the first $200 million of average annual net assets, 0.72% on the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

         For the year ended September 30, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $589,802, of which $187,259 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $585,932 and $164,027, respectively, of which $42,232 and $2,018, respectively, was paid to an affiliated broker/dealer. During the year ended September 30, 1997, OFDI received contingent deferred sales charges of $65,210 and $9,747, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

         The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintaining accounts of their customers that hold Class A shares. During the year ended September 30, 1997, OFDI paid $59,946 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                   38   Oppenheimer Multiple Strategies Fund

===============================================================================
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the year ended September 30, 1997, OFDI paid $1,286 and $11,217 to an affiliated broker/dealer as compensation for Class B and Class C personal service and maintenance expenses and retained $218,968 and $144,768, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At September 30, 1997, OFDI had incurred unreimbursed expenses of $2,459,920 for Class B and $487,837 for Class C.

===============================================================================
5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

         The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

         Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

         Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

         Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.


                   39   Oppenheimer Multiple Strategies Fund

===============================================================================
5. FORWARD CONTRACTS (Continued)

At September 30, 1997, the Fund had outstanding forward currency exchange contracts as follows:

                                                       CONTRACT             VALUATION AS OF              UNREALIZED
CONTRACTS TO PURCHASE           EXPIRATION DATE        AMOUNT (000S)        SEPTEMBER 30, 1997           DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
JAPANESE YEN (JPY)              10/1/97                20,199 JPY           $167,305                     $319


===============================================================================
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                   40   Oppenheimer Multiple Strategies Fund

===============================================================================
Written option activity for the year ended September 30, 1997 was as follows:

                                          CALL OPTIONS                                     PUT OPTIONS
                                          -----------------------------------              ---------------------------------
                                          NUMBER OF              AMOUNT OF                 NUMBER OF           AMOUNT OF
                                          OPTIONS                PREMIUMS                  OPTIONS             PREMIUMS
----------------------------------------------------------------------------------------------------------------------------
Options outstanding at
September 30, 1996                              1,728             $   552,194                   --               $   --
Options written                                11,114               2,746,062                   --                   --
Options acquired in connection
with acquisition of:
Oppenheimer Fund                                8,071               1,976,169                   --                   --
Oppenheimer Strategic Income
& Growth Fund                                 200,000                   1,440                  200                4,800
Options closed or expired                    (205,814)             (1,378,828)                (200)              (4,800)
Options exercised                              (4,121)               (965,812)                  --                   --
                                          -----------             -----------          -----------          -----------
Options outstanding at
September 30, 1997                             10,978             $ 2,931,225                   --               $   --
                                          ===========             ===========          ===========          ===========

===============================================================================
7. ILLIQUID AND RESTRICTED SECURITIES

At September 30, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at September 30, 1997 was $7,699,507, which represents 0.93% of the Fund's net assets.

===============================================================================
8. ACQUISITION OF OPPENHEIMER FUND AND OPPENHEIMER STRATEGIC INCOME & GROWTH
FUND

On June 20, 1997, the Fund acquired all the net assets of Oppenheimer Fund, pursuant to an agreement and plan of reorganization approved by the Oppenheimer Fund shareholders on October 10, 1996. The Fund issued 21,161,450, 233,975 and 350,467 shares of beneficial interest for Class A, Class B, and Class C, respectively, valued at $321,019,208, $3,521,330, and $5,285,049, in exchange for the net assets, resulting in combined Class A net assets of $675,300,917, Class B net assets of $60,510,384 and Class C net assets of $45,364,088 on June 20, 1997. The net assets acquired included net unrealized appreciation of $114,271,242. The exchange qualified as a tax-free reorganization for federal income tax purposes.





                   41   Oppenheimer Multiple Strategies Fund

===============================================================================
8. ACQUISITION OF OPPENHEIMER FUND AND OPPENHEIMER STRATEGIC INCOME &
GROWTH FUND  (CONTINUED)

On June 20, 1997, the Fund acquired all the net assets of Oppenheimer Strategic Income & Growth Fund, pursuant to an agreement and plan of reorganization approved by the Oppenheimer Strategic Income & Growth Fund shareholders on March 10, 1997. The Fund issued 3,530,859, 2,758,332 and 246,193 shares of beneficial interest for Class A, Class B, and Class C, respectively, valued at $53,563,143, $41,512,901, and $3,712,604, in exchange for the net assets, resulting in combined Class A net assets of $675,300,917, Class B net assets of $60,510,384 and Class C net assets of $45,364,088 on June 20, 1997. The net assets acquired included net unrealized appreciation of $8,093,961. The exchange qualified as a tax-free reorganization for federal income tax purposes.

===============================================================================
9. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other OppenheimerFunds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

         The Fund had no borrowings outstanding during the year ended September 30, 1997.


                   42   Oppenheimer Multiple Strategies Fund

INDEPENDENT AUDITORS' REPORT

===============================================================================
The Board of Trustees and Shareholders of
Oppenheimer Multiple Strategies Fund:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Asset Allocation Fund) as of September 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the nine-month period ended September 30, 1996, and the financial highlights for the year ended September 30, 1997, the nine-month period ended September 30, 1996 and each of the years in the four-year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multiple Strategies Fund as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the nine-month period ended September 30, 1996, and the financial highlights for the year ended September 30, 1997, the nine-month period ended September 30, 1996 and each of the years in the four-year period ended December 31, 1995, in conformity with generally accepted accounting principles.


KPMG PEAT MARWICK LLP

Denver, Colorado
October 21, 1997


                   43   Oppenheimer Multiple Strategies Fund

FEDERAL INCOME TAX INFORMATION  (Unaudited)

===============================================================================
In early 1998, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1997. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

         Distributions of $0.8909, $0.8628 and $0.8604 per share were paid to Class A, Class B and Class C shareholders, respectively, on December 20, 1996, of which, for each class of shares, $0.6548 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

         Dividends paid by the Fund during the year ended September 30, 1997 which are not designated as capital gain distributions should be multiplied by 2.50% to arrive at the net amount eligible for the corporate dividend-received deduction.

         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   44   Oppenheimer Multiple Strategies Fund

OPPENHEIMER MULTIPLE STRATEGIES FUND


===================================================================================
OFFICERS AND TRUSTEES       Leon Levy, Chairman of the Board of Trustees
                            Donald W. Spiro, Vice Chairman of the Board of Trustees
                            Bridget A. Macaskill, Trustee and President
                            Robert G. Galli, Trustee
                            Benjamin Lipstein, Trustee
                            Elizabeth B. Moynihan, Trustee
                            Kenneth A. Randall, Trustee
                            Edward V. Regan, Trustee
                            Russell S. Reynolds, Jr., Trustee
                            Pauline Trigere, Trustee
                            Clayton K. Yeutter, Trustee
                            Richard H. Rubinstein, Vice President
                            George C. Bowen, Treasurer
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer
                            Andrew J. Donohue, Secretary
                            Robert G. Zack, Assistant Secretary

===================================================================================
INVESTMENT ADVISOR          OppenheimerFunds, Inc.

===================================================================================
DISTRIBUTOR                 OppenheimerFunds Distributor, Inc.

===================================================================================
TRANSFER AND SHAREHOLDER    OppenheimerFunds Services
SERVICING AGENT

===================================================================================
CUSTODIAN OF                The Bank of New York
PORTFOLIO SECURITIES

===================================================================================
INDEPENDENT AUDITORS        KPMG Peat Marwick LLP

===================================================================================
LEGAL COUNSEL               Gordon Altman Butowsky Weitzen Shalov & Wein

                            This is a copy of a report to shareholders of Oppenheimer Multiple Strategies Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Multiple Strategies
                            Fund. For material information concerning the Fund, see the Prospectus.

                            Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                   45   Oppenheimer Multiple Strategies Fund

OPPENHEIMERFUNDS FAMILY


============================================================================================================
REAL ASSET FUNDS
------------------------------------------------------------------------------------------------------------
Real Asset Fund                      Gold & Special Minerals Fund

============================================================================================================
STOCK FUNDS
------------------------------------------------------------------------------------------------------------
Developing Markets Fund              Quest Small Cap Value Fund                Global Fund
Enterprise Fund                      Capital Appreciation Fund(1)              Quest Global Value Fund
International Growth Fund            Quest Capital Value Fund                  Disciplined Value Fund
Discovery Fund                       Growth Fund                               Quest Value Fund

============================================================================================================
STOCK & BOND FUNDS
------------------------------------------------------------------------------------------------------------
Main Street Income &                 Quest Growth & Income                     Disciplined Allocation Fund
  Growth Fund                         Value Fund                               Multiple Strategies Fund(2)
Quest Opportunity Value Fund         Global Growth &Income Fund                Bond Fund for Growth
Total Return Fund                    Equity Income Fund

============================================================================================================
BOND FUNDS
------------------------------------------------------------------------------------------------------------
International Bond Fund              Champion Income Fund                      U.S. Government Trust
High Yield Fund                      Strategic Income Fund                     Limited-Term Government Fund
                                     Bond Fund
============================================================================================================
MUNICIPAL FUNDS
------------------------------------------------------------------------------------------------------------
California Municipal Fund(3)         Pennsylvania Municipal Fund(3)            Rochester Division:
Florida Municipal Fund(3)            Municipal Bond Fund                       Rochester Fund Municipals
New Jersey Municipal Fund(3)         Insured Municipal Fund                    Limited Term New York
New York Municipal Fund3             Intermediate Municipal Fund                 Municipal Fund

============================================================================================================
MONEY MARKET FUNDS(4)
------------------------------------------------------------------------------------------------------------
Money Market Fund                    Cash Reserves

============================================================================================================
LIFESPAN
------------------------------------------------------------------------------------------------------------
Growth Fund                          Balanced Fund                             Income Fund


1. On 12/18/96, the Fund's name was changed from "Target Fund."

2. On 3/16/97, the Fund's name was changed from "Asset Allocation Fund."

3. Available only to investors in certain states.

4. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(c) Copyright 1997 OppenheimerFunds, Inc. All rights reserved.


                   46   Oppenheimer Multiple Strategies Fund

INTERNET
24-hr access to account information

WWW.OPPENHEIMERFUNDS.COM

GENERAL INFORMATION
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Sat 10am-4pm ET

1-800-852-8457

PHONELINK
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OPPENHEIMERFUNDS
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1-800-835-3104

INFORMATION AND SERVICES
-------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

         And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

         When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

         For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

         You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

         So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.

[OPPENHEIMERFUNDS LOGO]

RA0240.001.0997   November 28, 1997